Pledged Assets and Debt - Five year maturity for all debt arrangements (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Principal
2019	$ 884
2020	70,060
2021	894
2023	318,940
Total	390,778
Senior PIK notes payable
Principal
2023	276,940
Total	276,940
Secured notes payable
Principal
2023	42,000
Total	42,000
Subsidiary notes payable
Principal
2019	884
2020	70,060
2021	894
Total	$ 71,838